Restructuring - Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Beginning balance	$ 6,649	$ 0
Adjustments to expense	1,214	15,991
Transfer from deferred rent		764
Sublease cash receipts	210
Less: Cash paid	(4,829)	(10,106)
Ending balance	3,244	6,649
Severance Related
Restructuring Reserve [Roll Forward]
Beginning balance	597	0
Adjustments to expense	(13)	7,256
Transfer from deferred rent		0
Sublease cash receipts	0
Less: Cash paid	(584)	(6,659)
Ending balance	0	597
Facilities Related
Restructuring Reserve [Roll Forward]
Beginning balance	6,052	0
Adjustments to expense	1,227	8,735
Transfer from deferred rent		764
Sublease cash receipts	210
Less: Cash paid	(4,245)	(3,447)
Ending balance	$ 3,244	$ 6,052